Consolidated Statements of Income (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010
Revenue
Investment advisory fees, net—affiliates	$ 560,978		$ 524,779		$ 579,159
Investment advisory fees, net—other	69,856		61,561		60,245
Administrative service fees, net—affiliates	225,529		220,356		215,643
Other service fees, net—affiliates	74,103		73,343		82,476
Other service fees, net—other	11,799		12,042		11,559
Other, net	3,441		3,033		2,861
Total revenue	945,706		895,114		951,943
Operating Expenses
Compensation and related	257,622		245,439		242,853
Distribution	253,445		235,670		259,210
Systems and communications	25,716		22,971		22,828
Office and occupancy	24,828		24,689		22,958
Professional service fees	18,925		53,737		18,980
Advertising and promotional	13,413		13,413		10,110
Travel and related	12,838		12,174		11,461
Intangible asset related	2,593		7,915		22,511
Other	23,733		21,651		31,241
Total operating expenses	633,113		637,659		642,152
Operating income	312,593		257,455		309,791
Nonoperating Income (Expenses)
Investment income, net	6,756		4,827		3,330
Gain on securities, net	6,911	[1]	1,432	[1]	3,542	[1]
Debt expense	(14,441)		(17,047)		(15,049)
Other, net	(3,308)		(296)		(494)
Total nonoperating expenses, net	(4,082)		(11,084)		(8,671)
Income before income taxes	308,511		246,371		301,120
Income tax provision	110,883		91,288		111,957
Net income including noncontrolling interests in subsidiaries	197,628		155,083		189,163
Less: Net income attributable to the noncontrolling interests in subsidiaries	9,540		4,177		10,049
Net income	$ 188,088		$ 150,906		$ 179,114
Amounts attributable to Federated Investors, Inc.
Earnings Per Share, Basic and Diluted	$ 1.79	[2]	$ 1.45	[2]	$ 1.73	[2]
Cash dividends per share	$ 2.47		$ 0.96		$ 2.22

[1]	Amounts related to consolidated investment companies totaled $2.0 million, $(1.2) million and $1.5 million for 2012, 2011 and 2010, respectively.
[2]	Federated Common Stock excludes unvested restricted stock which are deemed participating securities in accordance with the two-class method of computing earnings per share.